UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21784

Name of Fund:    BlackRock Enhanced Equity Dividend Trust (BDJ)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced Equity Dividend Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2014

Date of reporting period: 07/31/2014

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2014 (Unaudited)	BlackRock Enhanced Equity Dividend Trust (BDJ)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 6.9%
Honeywell International, Inc. (a)	215,300	$19,770,999
Lockheed Martin Corp. (a)	81,000	13,524,570
Northrop Grumman Corp. (a)	179,200	22,089,984
Raytheon Co.	343,100	31,143,187
United Technologies Corp. (a)	241,400	25,383,210

		111,911,950
Air Freight & Logistics — 1.1%
United Parcel Service, Class B (a)	183,000	17,767,470
Auto Components — 0.5%
Johnson Controls, Inc. (a)	172,300	8,139,452
Banks — 14.0%
Bank of America Corp. (a)	329,800	5,029,450
Citigroup, Inc. (a)	386,700	18,913,497
Fifth Third Bancorp. (a)	867,700	17,770,496
JPMorgan Chase & Co. (a)(b)	919,399	53,021,740
M&T Bank Corp. (a)	33,800	4,106,700
SunTrust Banks, Inc. (a)	672,340	25,582,537
The Toronto-Dominion Bank	355,500	18,574,875
U.S. Bancorp. (a)	637,100	26,777,313
Wells Fargo & Co. (a)(b)	1,157,300	58,906,570

		228,683,178
Beverages — 2.1%
The Coca-Cola Co. (a)	398,400	15,653,136
Diageo PLC — ADR (a)(b)	155,200	18,658,144

		34,311,280
Capital Markets — 0.8%
Morgan Stanley (a)	394,700	12,764,598
Chemicals — 3.1%
The Dow Chemical Co. (a)	230,200	11,756,314
EI du Pont de Nemours & Co. (a)	408,500	26,270,635
Praxair, Inc. (a)	91,600	11,737,624

		49,764,573
Communications Equipment — 1.5%
Motorola Solutions, Inc. (a)	190,800	12,150,144
QUALCOMM, Inc. (a)	161,500	11,902,550

		24,052,694
Consumer Finance — 1.5%
American Express Co. (a)	276,300	24,314,400
Containers & Packaging — 0.7%
MeadWestvaco Corp. (a)	292,300	12,218,140
Diversified Financial Services — 0.7%
CME Group, Inc. (a)	162,700	12,030,038
Diversified Telecommunication Services — 2.2%
BCE, Inc.	115,700	5,238,896
Verizon Communications, Inc. (a)	598,500	30,176,370

		35,415,266

Common Stocks	Shares	Value
Electric Utilities — 2.2%
Duke Energy Corp. (a)	97,200	$7,011,036
ITC Holdings Corp. (a)	134,000	4,837,400
NextEra Energy, Inc.	186,200	17,482,318
Northeast Utilities (a)	155,220	6,814,158

		36,144,912
Electrical Equipment — 0.4%
Rockwell Automation, Inc. (a)	53,400	5,962,644
Energy Equipment & Services — 0.6%
Schlumberger Ltd. (a)	98,300	10,654,737
Food & Staples Retailing — 0.5%
Wal-Mart Stores, Inc. (a)	121,300	8,925,254
Food Products — 2.7%
General Mills, Inc. (a)	230,600	11,564,590
Kraft Foods Group, Inc.	148,595	7,962,463
Mondelez International, Inc., Class A (a)	445,085	16,023,060
Unilever NV	191,200	7,864,056

		43,414,169
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories (a)	145,700	6,136,884
Health Care Providers & Services — 0.5%
Quest Diagnostics, Inc. (a)	124,800	7,625,280
Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp. (a)	249,700	23,611,632
Household Products — 1.9%
Kimberly-Clark Corp.	112,850	11,721,729
The Procter & Gamble Co. (a)	250,400	19,360,928

		31,082,657
Industrial Conglomerates — 3.9%
3M Co. (a)	121,500	17,118,135
General Electric Co. (a)	1,877,200	47,211,580

		64,329,715
Insurance — 5.3%
ACE Ltd. (a)	171,000	17,117,100
The Chubb Corp.	153,800	13,335,998
MetLife, Inc. (a)	139,550	7,340,330
Prudential Financial, Inc. (a)	343,200	29,848,104
The Travelers Cos., Inc. (a)	212,200	19,004,632

		86,646,164
IT Services — 1.9%
Automatic Data Processing, Inc. (a)	63,400	5,155,054
International Business Machines Corp. (a)	131,800	25,262,106

		30,417,160
Leisure Products — 0.5%
Mattel, Inc.	229,600	8,133,580

Portfolio Abbreviations

ADR	American Depositary Receipt	CAD	Canadian Dollar	USD	U.S. Dollar

JULY 31, 2014	1

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Media — 3.5%
Comcast Corp., Special Class A (a)	859,000	$45,930,730
The Walt Disney Co. (a)	123,500	10,606,180

		56,536,910
Metals & Mining — 1.6%
BHP Billiton Ltd.—ADR (a)	302,400	21,497,616
Southern Copper Corp. (a)	156,877	5,154,978

		26,652,594
Multi-Utilities — 2.0%
Dominion Resources, Inc. (a)	254,300	17,200,852
Sempra Energy	88,700	8,844,277
Wisconsin Energy Corp.	151,800	6,615,444

		32,660,573
Oil, Gas & Consumable Fuels — 12.7%
Chevron Corp. (a)(b)	403,400	52,135,416
ConocoPhillips (a)	119,860	9,888,450
Enbridge, Inc. (a)	492,200	24,128,115
Exxon Mobil Corp. (a)(b)	359,600	35,578,824
Marathon Oil Corp. (a)	381,300	14,775,375
Marathon Petroleum Corp. (a)	169,600	14,158,208
Occidental Petroleum Corp. (a)	170,200	16,630,242
Phillips 66 (a)	80,350	6,517,189
Spectra Energy Corp. (a)	204,000	8,347,680
Total SA (a)	380,400	24,535,800

		206,695,299
Paper & Forest Products — 0.7%
International Paper Co.	247,150	11,739,625
Pharmaceuticals — 8.5%
AbbVie, Inc. (a)	143,127	7,491,267
Bristol-Myers Squibb Co. (a)	558,100	28,251,022
Johnson & Johnson	295,500	29,576,595
Merck & Co., Inc. (a)(b)	648,200	36,778,868
Pfizer, Inc. (a)	1,258,700	36,124,690

		138,222,442
Professional Services — 0.4%
Nielsen NV	145,700	6,718,227
Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp. (a)	72,500	6,843,275
Weyerhaeuser Co.	236,300	7,400,916

		14,244,191

Common Stocks	Shares	Value
Road & Rail — 1.5%
CSX Corp. (a)	198,300	$5,933,136
Union Pacific Corp. (a)	181,400	17,833,434

		23,766,570
Semiconductors & Semiconductor Equipment — 1.7%
Intel Corp. (a)	814,400	27,600,016
Software — 2.0%
Microsoft Corp. (a)	751,500	32,434,740
Specialty Retail — 2.4%
The Home Depot, Inc. (a)	476,900	38,557,365
Textiles, Apparel & Luxury Goods — 1.1%
VF Corp (a)	301,600	18,479,032
Tobacco — 1.5%
Altria Group, Inc. (a)	202,800	8,233,680
Philip Morris International, Inc.	195,100	16,000,151

		24,233,831
Water Utilities — 0.8%
American Water Works Co., Inc.	258,600	12,353,322
Total Long-Term Investments (Cost — $1,334,816,351) — 98.6%		1,605,352,564

Short-Term Securities
Blackrock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	29,294,934	29,294,934
Total Short-Term Securities (Cost — $29,294,934) — 1.8%		29,294,934
Total Investments Before Options Written (Cost — $1,364,111,285) — 100.4%		1,634,647,498

Options Written
(Premiums Received — $11,816,818) — (0.4)%		(6,426,711)
Total Investments Net of Options Written — 100.0%		1,628,220,787
Liabilities in Excess of Other Assets — 0.0%		(413,704)

Net Assets — 100.0%		$1,627,807,083

Notes to Schedule of Investments

*	As of July 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,435,149,204

Gross unrealized appreciation	$273,023,686
Gross unrealized depreciation	(73,525,392)

Net unrealized appreciation	$199,498,294

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(c)	Represents the current yield as of report date.

2	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

(d)	Investments in companies considered to be an affiliate of the Trust during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2013	Net Activity	Shares Held at July 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	48,920,346	(19,625,412)	29,294,934	$12,223

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Exchange-traded options written as of July 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Altria Group, Inc.	Call	USD	42.50	8/01/14	345	$(345)
Altria Group, Inc.	Call	USD	43.00	8/01/14	24	(48)
American Express Co.	Call	USD	97.00	8/01/14	300	(600)
Chevron Corp.	Call	USD	133.00	8/01/14	334	(5,344)
CME Group, Inc.	Call	USD	74.50	8/01/14	295	(8,112)
ConocoPhillips	Call	USD	87.00	8/01/14	164	(820)
EI du Pont de Nemours & Co.	Call	USD	66.00	8/01/14	75	(375)
Exxon Mobil Corp.	Call	USD	103.00	8/01/14	928	(1,392)
The Home Depot, Inc.	Call	USD	81.00	8/01/14	817	(25,736)
International Business Machines Corp.	Call	USD	192.50	8/01/14	362	(18,643)
Marathon Petroleum Corp.	Call	USD	90.00	8/01/14	237	(3,555)
McDonald’s Corp.	Call	USD	103.00	8/01/14	686	(2,401)
Merck & Co., Inc.	Call	USD	58.50	8/01/14	1,101	(2,752)
Merck & Co., Inc.	Call	USD	59.00	8/01/14	1,649	(3,298)
Occidental Petroleum Corp.	Call	USD	102.00	8/01/14	316	(1,264)
Occidental Petroleum Corp.	Call	USD	103.00	8/01/14	157	(785)
Pfizer, Inc.	Call	USD	30.00	8/01/14	515	(1,030)
Pfizer, Inc.	Call	USD	30.50	8/01/14	2,251	(4,502)
Pfizer, Inc.	Call	USD	31.00	8/01/14	627	(627)
The Procter & Gamble Co.	Call	USD	81.00	8/01/14	688	(2,752)
QUALCOMM, Inc.	Call	USD	82.00	8/01/14	111	(111)
U.S. Bancorp.	Call	USD	43.50	8/01/14	1,152	(13,824)
United Parcel Service, Class B	Call	USD	103.00	8/01/14	503	(503)
CME Group, Inc.	Call	USD	73.50	8/04/14	300	(26,250)
JPMorgan Chase & Co.	Call	USD	58.00	8/04/14	1,912	(30,592)
Microsoft Corp.	Call	USD	42.50	8/04/14	732	(56,730)
Prudential Financial, Inc.	Call	USD	89.36	8/04/14	1,179	(26,997)
Verizon Communications, Inc.	Call	USD	49.50	8/04/14	445	(42,720)
Praxair, Inc.	Call	USD	132.25	8/07/14	252	(1,300)
3M Co.	Call	USD	144.00	8/08/14	334	(9,686)
American Express Co.	Call	USD	95.00	8/08/14	460	(1,380)
American Tower Corp.	Call	USD	92.00	8/08/14	200	(69,000)
Bristol-Myers Squibb Co.	Call	USD	50.00	8/08/14	191	(18,909)
Chevron Corp.	Call	USD	129.00	8/08/14	666	(116,217)
ConocoPhillips	Call	USD	87.00	8/08/14	165	(1,732)
Duke Energy Corp.	Call	USD	73.05	8/08/14	267	(6,815)
EI du Pont de Nemours & Co.	Call	USD	67.00	8/08/14	230	(1,380)
The Home Depot, Inc.	Call	USD	83.00	8/08/14	357	(4,462)
Intel Corp.	Call	USD	32.00	8/08/14	1,547	(302,438)
JPMorgan Chase & Co.	Call	USD	57.00	8/08/14	966	(105,294)
Marathon Oil Corp.	Call	USD	40.50	8/08/14	1,100	(20,350)

JULY 31, 2014	3

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

•	Exchange-traded options written as of July 31, 2014 were as follows: (continued)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
McDonald’s Corp.	Call	USD	103.00	8/08/14	686	$(3,430)
Microsoft Corp.	Call	USD	42.50	8/08/14	1,033	(97,102)
Pfizer, Inc.	Call	USD	30.00	8/08/14	515	(1,802)
Schlumberger Ltd.	Call	USD	118.00	8/08/14	136	(680)
Union Pacific Corp.	Call	USD	101.00	8/08/14	490	(9,065)
United Parcel Service, Class B	Call	USD	103.00	8/08/14	503	(4,024)
United Technologies Corp.	Call	USD	118.00	8/08/14	662	(3,310)
Verizon Communications, Inc.	Call	USD	50.00	8/08/14	1,422	(109,494)
Wal-Mart Stores, Inc.	Call	USD	77.00	8/08/14	166	(498)
The Walt Disney Co.	Call	USD	86.00	8/08/14	116	(14,732)
The Walt Disney Co.	Call	USD	87.00	8/08/14	103	(8,292)
The Walt Disney Co.	Call	USD	88.00	8/08/14	114	(5,700)
Wells Fargo & Co.	Call	USD	52.50	8/08/14	1,649	(9,894)
Quest Diagnostics, Inc.	Call	USD	60.35	8/11/14	686	(84,678)
Mondelez International, Inc., Class A	Call	USD	37.75	8/16/14	1,704	(27,467)
Total SA	Call	USD	73.75	8/16/14	385	(1)
Abbott Laboratories	Call	USD	41.00	8/18/14	200	(27,600)
Abbott Laboratories	Call	USD	42.00	8/18/14	200	(13,900)
AbbVie, Inc.	Call	USD	55.00	8/18/14	395	(8,887)
American Express Co.	Call	USD	97.50	8/18/14	300	(1,500)
BHP Billiton Ltd. — ADR	Call	USD	70.00	8/18/14	544	(101,456)
Bristol-Myers Squibb Co.	Call	USD	50.00	8/18/14	191	(21,392)
Chevron Corp.	Call	USD	136.00	8/18/14	590	(11,210)
Citigroup, Inc.	Call	USD	50.00	8/18/14	750	(29,625)
CME Group, Inc.	Call	USD	76.00	8/18/14	300	(12,000)
The Coca-Cola Co.	Call	USD	43.00	8/18/14	1,095	(2,738)
Comcast Corp., Special Class A	Call	USD	55.00	8/18/14	1,403	(35,075)
Diageo PLC — ADR	Call	USD	130.00	8/18/14	426	(9,585)
Dominion Resources, Inc.	Call	USD	70.00	8/18/14	480	(9,600)
Enbridge, Inc.	Call	CAD	53.00	8/18/14	1,045	(79,069)
Exxon Mobil Corp.	Call	USD	102.75	8/18/14	123	(3,528)
Fifth Third Bancorp.	Call	USD	22.00	8/18/14	537	(2,148)
General Electric Co.	Call	USD	27.00	8/18/14	2,000	(3,000)
Honeywell International, Inc.	Call	USD	97.50	8/18/14	592	(3,848)
Intel Corp.	Call	USD	31.00	8/18/14	1,374	(403,956)
International Business Machines Corp.	Call	USD	195.00	8/18/14	362	(30,951)
ITC Holdings Corp.	Call	USD	36.67	8/18/14	183	(5,948)
Johnson Controls, Inc.	Call	USD	49.00	8/18/14	475	(8,312)
Johnson Controls, Inc.	Call	USD	50.00	8/18/14	236	(2,360)
JPMorgan Chase & Co.	Call	USD	57.50	8/18/14	966	(92,736)
JPMorgan Chase & Co.	Call	USD	59.00	8/18/14	962	(30,303)
M&T Bank Corp.	Call	USD	125.00	8/18/14	185	(5,088)
Marathon Oil Corp.	Call	USD	40.00	8/18/14	527	(20,816)
Marathon Petroleum Corp.	Call	USD	79.00	8/18/14	348	(175,740)
MeadWestvaco Corp.	Call	USD	45.00	8/18/14	435	(10,875)
Merck & Co., Inc.	Call	USD	60.00	8/18/14	811	(4,866)
MetLife, Inc.	Call	USD	57.50	8/18/14	387	(1,161)
Microsoft Corp.	Call	USD	42.00	8/18/14	1,032	(150,672)
Morgan Stanley	Call	USD	33.00	8/18/14	1,620	(52,650)
Motorola Solutions, Inc.	Call	USD	67.50	8/18/14	1,050	(23,625)
Nielsen NV	Call	USD	50.00	8/18/14	600	(7,500)

4	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

•	Exchange-traded options written as of July 31, 2014 were as follows: (continued)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Northrop Grumman Corp.	Call	USD	125.00	8/18/14	530	$(60,950)
Phillips 66	Call	USD	87.50	8/18/14	220	(2,200)
Praxair, Inc.	Call	USD	135.00	8/18/14	251	(3,138)
The Procter & Gamble Co.	Call	USD	80.00	8/18/14	688	(14,104)
Prudential Financial, Inc.	Call	USD	92.50	8/18/14	708	(24,426)
Rockwell Automation, Inc.	Call	USD	125.00	8/18/14	294	(7,350)
Schlumberger Ltd.	Call	USD	120.00	8/18/14	82	(369)
Southern Copper Corp.	Call	USD	33.00	8/18/14	862	(51,720)
Spectra Energy Corp.	Call	USD	43.00	8/18/14	561	(4,208)
SunTrust Banks, Inc.	Call	USD	40.00	8/18/14	811	(8,921)
Total SA	Call	USD	70.00	8/18/14	1,314	(9,855)
Total SA	Call	USD	75.00	8/18/14	194	(1,940)
The Travelers Cos., Inc.	Call	USD	95.00	8/18/14	583	(5,830)
U.S. Bancorp.	Call	USD	44.00	8/18/14	1,176	(4,116)
VF Corp	Call	USD	62.50	8/18/14	550	(20,625)
The Walt Disney Co.	Call	USD	87.50	8/18/14	346	(28,026)
Wells Fargo & Co.	Call	USD	52.50	8/18/14	1,648	(14,008)
BHP Billiton Ltd. — ADR	Call	USD	72.95	8/21/14	540	(33,457)
American Express Co.	Call	USD	95.00	8/22/14	460	(3,910)
American Tower Corp.	Call	USD	93.00	8/22/14	198	(49,005)
Bank of America Corp.	Call	USD	15.50	8/22/14	350	(8,225)
Bank of America Corp.	Call	USD	16.00	8/22/14	244	(2,318)
Bristol-Myers Squibb Co.	Call	USD	50.00	8/22/14	191	(24,448)
Citigroup, Inc.	Call	USD	50.00	8/22/14	776	(42,292)
The Coca-Cola Co.	Call	USD	43.00	8/22/14	1,095	(2,738)
ConocoPhillips	Call	USD	85.00	8/22/14	160	(9,040)
EI du Pont de Nemours & Co.	Call	USD	65.50	8/22/14	521	(22,924)
EI du Pont de Nemours & Co.	Call	USD	67.00	8/22/14	230	(3,795)
The Home Depot, Inc.	Call	USD	80.00	8/22/14	724	(150,230)
Occidental Petroleum Corp.	Call	USD	102.00	8/22/14	236	(12,862)
QUALCOMM, Inc.	Call	USD	81.00	8/22/14	56	(336)
Schlumberger Ltd.	Call	USD	118.00	8/22/14	82	(1,312)
United Technologies Corp.	Call	USD	116.00	8/22/14	222	(999)
Wells Fargo & Co.	Call	USD	52.00	8/22/14	1,135	(27,240)
Automatic Data Processing, Inc.	Call	USD	81.05	8/25/14	348	(48,840)
Lockheed Martin Corp.	Call	USD	172.05	8/25/14	445	(47,848)
Abbott Laboratories	Call	USD	41.75	8/26/14	401	(40,442)
Dominion Resources, Inc.	Call	USD	70.11	8/27/14	318	(11,729)
AbbVie, Inc.	Call	USD	56.00	8/28/14	395	(10,982)
General Mills, Inc.	Call	USD	53.50	8/28/14	634	(5,858)
Altria Group, Inc.	Call	USD	42.50	8/29/14	373	(5,036)
Bristol-Myers Squibb Co.	Call	USD	50.00	8/29/14	500	(72,750)
Citigroup, Inc.	Call	USD	50.00	8/29/14	300	(19,950)
Citigroup, Inc.	Call	USD	50.50	8/29/14	300	(15,000)
ConocoPhillips	Call	USD	85.00	8/29/14	170	(11,985)
EI du Pont de Nemours & Co.	Call	USD	65.50	8/29/14	348	(18,792)
EI du Pont de Nemours & Co.	Call	USD	66.50	8/29/14	637	(23,569)
Exxon Mobil Corp.	Call	USD	105.00	8/29/14	463	(10,186)
General Electric Co.	Call	USD	27.00	8/29/14	1,500	(4,500)
The Home Depot, Inc.	Call	USD	82.00	8/29/14	724	(86,156)

JULY 31, 2014	5

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

•	Exchange-traded options written as of July 31, 2014 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Marathon Petroleum Corp.	Call	USD	79.00	8/29/14	347	$(182,175)
Microsoft Corp.	Call	USD	45.50	8/29/14	76	(1,710)
Occidental Petroleum Corp.	Call	USD	103.00	8/29/14	234	(12,168)
U.S. Bancorp.	Call	USD	43.00	8/29/14	1,177	(36,487)
United Technologies Corp.	Call	USD	116.00	8/29/14	222	(1,443)
Verizon Communications, Inc.	Call	USD	51.00	8/29/14	1,424	(91,136)
Wal-Mart Stores, Inc.	Call	USD	77.00	8/29/14	125	(1,625)
Wal-Mart Stores, Inc.	Call	USD	78.00	8/29/14	188	(1,410)
Wells Fargo & Co.	Call	USD	52.00	8/29/14	1,135	(37,455)
ACE Ltd.	Call	USD	106.35	9/03/14	509	(12,235)
Duke Energy Corp.	Call	USD	73.05	9/04/14	267	(18,690)
3M Co.	Call	USD	144.00	9/05/14	334	(31,730)
Altria Group, Inc.	Call	USD	42.50	9/05/14	373	(6,528)
Bank of America Corp.	Call	USD	16.00	9/05/14	610	(8,845)
Bristol-Myers Squibb Co.	Call	USD	50.00	9/05/14	500	(80,000)
Chevron Corp.	Call	USD	136.00	9/05/14	590	(29,500)
EI du Pont de Nemours & Co.	Call	USD	66.00	9/05/14	205	(10,352)
Exxon Mobil Corp.	Call	USD	105.00	9/05/14	463	(12,501)
Intel Corp.	Call	USD	34.50	9/05/14	1,516	(68,220)
JPMorgan Chase & Co.	Call	USD	59.50	9/05/14	250	(13,625)
Northeast Utilities	Call	USD	45.95	9/05/14	385	(8,174)
Schlumberger Ltd.	Call	USD	111.00	9/05/14	241	(40,006)
Union Pacific Corp.	Call	USD	103.00	9/05/14	507	(20,026)
United Technologies Corp.	Call	USD	111.00	9/05/14	222	(8,214)
The Travelers Cos., Inc.	Call	USD	96.15	9/08/14	584	(2,480)
CSX Corp.	Call	USD	31.05	9/09/14	545	(12,731)
Dominion Resources, Inc.	Call	USD	70.11	9/09/14	600	(26,017)
Phillips 66	Call	USD	83.50	9/15/14	221	(30,144)
Bank of America Corp.	Call	USD	16.00	9/22/14	610	(13,115)
Comcast Corp., Special Class A	Call	USD	55.00	9/22/14	1,710	(132,525)
The Dow Chemical Co.	Call	USD	52.50	9/22/14	630	(57,330)
Fifth Third Bancorp.	Call	USD	21.25	9/22/14	1,500	(41,144)
General Mills, Inc.	Call	USD	53.50	9/22/14	634	(9,810)
Honeywell International, Inc.	Call	USD	97.50	9/22/14	592	(20,720)
Johnson Controls, Inc.	Call	USD	50.00	9/22/14	236	(9,440)
Marathon Oil Corp.	Call	USD	41.00	9/22/14	470	(20,210)
MeadWestvaco Corp.	Call	USD	44.00	9/22/14	740	(38,850)
Microsoft Corp.	Call	USD	45.00	9/22/14	1,260	(58,590)
Morgan Stanley	Call	USD	33.00	9/22/14	550	(40,425)
Nielsen NV	Call	USD	49.75	9/22/14	201	(2,951)
Northrop Grumman Corp.	Call	USD	123.50	9/22/14	456	(131,216)
Spectra Energy Corp.	Call	USD	43.00	9/22/14	561	(15,428)
SunTrust Banks, Inc.	Call	USD	40.00	9/22/14	825	(29,700)
VF Corp	Call	USD	62.50	9/22/14	542	(47,425)
Wells Fargo & Co.	Call	USD	52.50	9/22/14	799	(31,161)
SunTrust Banks, Inc.	Call	USD	40.00	10/20/14	825	(50,737)
Total						$(5,371,904)

6	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

•	Over-the-counter options written as of July 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
The Chubb Corp.	Credit Suisse International	Call	USD	93.93	8/01/14	42,300	—
Kimberly-Clark Corp.	Deutsche Bank AG	Call	USD	112.63	8/01/14	62,000	$(1)
MetLife, Inc.	Morgan Stanley & Co. International PLC	Call	USD	56.14	8/01/14	38,000	—
The Toronto-Dominion Bank	Goldman Sachs International	Call	USD	51.31	8/04/14	93,700	(88,101)
SunTrust Banks, Inc.	Citibank N.A.	Call	USD	40.88	8/05/14	123,700	(140)
International Paper Co.	Morgan Stanley & Co. International PLC	Call	USD	49.55	8/07/14	135,900	(8,105)
Philip Morris International, Inc.	Deutsche Bank AG	Call	USD	86.95	8/07/14	53,800	(335)
Weyerhaeuser Co.	Credit Suisse International	Call	USD	31.00	8/07/14	48,800	(27,228)
Wisconsin Energy Corp.	Credit Suisse International	Call	USD	45.35	8/07/14	30,200	(880)
American Water Works Co., Inc.	Citibank N.A.	Call	USD	49.77	8/11/14	35,700	(2,002)
The Dow Chemical Co.	UBS AG	Call	USD	52.52	8/11/14	63,600	(12,890)
NextEra Energy, Inc.	Morgan Stanley & Co. International PLC	Call	USD	99.95	8/11/14	38,000	(2,066)
Philip Morris International, Inc.	Citibank N.A.	Call	USD	86.09	8/11/14	53,600	(1,339)
The Toronto-Dominion Bank	Barclays Bank PLC	Call	USD	50.60	8/11/14	101,800	(189,086)
Raytheon Co.	Morgan Stanley & Co. International PLC	Call	USD	98.00	8/13/14	94,300	(2,344)
Kraft Foods Group, Inc.	Credit Suisse International	Call	USD	61.00	8/14/14	81,500	(1)
BCE, Inc.	Citibank N.A.	Call	USD	46.07	8/20/14	31,800	(8,091)
Enbridge, Inc.	Citibank N.A.	Call	CAD	51.01	8/20/14	52,000	(116,605)
ACE Ltd.	Credit Suisse International	Call	USD	104.80	8/21/14	43,100	(8,829)
American Water Works Co., Inc.	Citibank N.A.	Call	USD	49.77	8/21/14	35,600	(6,363)
Johnson & Johnson	Deutsche Bank AG	Call	USD	106.66	8/21/14	80,900	(7,844)
Northeast Utilities	Morgan Stanley & Co. International PLC	Call	USD	46.60	8/21/14	46,800	(3,228)
Sempra Energy	UBS AG	Call	USD	102.65	8/21/14	48,700	(21,592)
Mondelez International, Inc., Class A	UBS AG	Call	USD	37.73	8/22/14	74,300	(18,378)
Weyerhaeuser Co.	Credit Suisse International	Call	USD	32.17	8/22/14	81,100	(27,416)
CSX Corp.	Morgan Stanley & Co. International PLC	Call	USD	31.47	8/25/14	54,500	(9,097)
NextEra Energy, Inc.	Morgan Stanley & Co. International PLC	Call	USD	99.52	8/26/14	38,000	(14,772)
ITC Holdings Corp.	Credit Suisse International	Call	USD	36.59	8/27/14	18,300	(9,499)
Comcast Corp., Special Class A	Credit Suisse International	Call	USD	54.61	8/28/14	80,500	(46,378)
Diageo PLC — ADR	Morgan Stanley & Co. International PLC	Call	USD	125.14	8/28/14	42,700	(18,402)
Unilever NV	Credit Suisse International	Call	USD	43.36	8/28/14	47,500	(1,227)
The Chubb Corp.	Credit Suisse International	Call	USD	93.50	9/02/14	42,300	(3,056)
American Water Works Co., Inc.	Morgan Stanley & Co. International PLC	Call	USD	49.15	9/04/14	15,400	(7,813)
Comcast Corp., Special Class A	Credit Suisse International	Call	USD	54.61	9/04/14	80,500	(55,053)
Wisconsin Energy Corp.	Morgan Stanley & Co. International PLC	Call	USD	45.90	9/08/14	13,300	(2,960)
American Water Works Co., Inc.	Morgan Stanley & Co. International PLC	Call	USD	48.89	9/09/14	55,500	(36,123)
Enbridge, Inc.	Citibank N.A.	Call	CAD	55.25	9/09/14	114,300	(27,178)
MeadWestvaco Corp.	Citibank N.A.	Call	USD	44.43	9/09/14	43,200	(13,804)
BCE, Inc.	Citibank N.A.	Call	USD	46.07	9/10/14	31,800	(11,104)
BHP Billiton Ltd. — ADR	UBS AG	Call	USD	69.94	9/11/14	57,900	(133,930)
ITC Holdings Corp.	Citibank N.A.	Call	USD	36.29	9/11/14	37,100	(28,380)
Total SA	Morgan Stanley & Co. International PLC	Call	USD	70.27	9/12/14	19,900	(8,584)
Raytheon Co.	Credit Suisse International	Call	USD	96.33	9/15/14	94,400	(69,160)
Wisconsin Energy Corp.	Credit Suisse International	Call	USD	46.36	9/17/14	39,900	(5,423)
Total							$(1,054,807)

JULY 31, 2014	7

Schedule of Investments (concluded)	BlackRock Enhanced Equity Dividend Trust (BDJ)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$1,605,352,564	—	—	$1,605,352,564
Short-Term Securities	29,294,934	—	—	29,294,934
Total	$1,634,647,498	—	—	$1,634,647,498

[1] See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(4,726,370)	$(1,700,341)	—	$(6,426,711)

[2] Derivative financial instruments are options written, which are shown at value.

The carrying amount for certain of the Trust’s assets approximates fair value for financial reporting purposes. As of July 31, 2014, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$159,682	—	—	$159,682
Foreign currency at value	1,895	—	—	1,895
Cash pledged as collateral for OTC derivatives	100,000	—	—	100,000
Total	$261,577	—	—	$261,577

There were no transfers between levels during the period ended July 31, 2014.

8	JULY 31, 2014

Item 2 –	Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Equity Dividend Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Equity Dividend Trust

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Equity Dividend Trust

Date: September 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Equity Dividend Trust

Date: September 25, 2014

3